Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Summary of Other Income (Expenses), Net
i)
Other income/(expenses), net

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
(Loss)/gain from disposal of property, plant and equipment	—	(111)	357	—
Gain on bargain purchase	—	—	49,429	—
Loss from foreign exchange	(347)	(493)	(78)	(190)
Net gain on fair value changes of financial liabilities at fair value through profit or loss	413	—	—	—
Others	283	850	496	111
Total other income/(expense), net	349	246	50,204	(79)

Summary of Total Cost of Revenue Includes Expenses of Nature
ii)
Expenses by nature

Total cost of revenue includes expenses of the following nature:

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Staff expenses and wages	10,476	10,674	8,651	1,969
Contributions to defined contribution plans	640	514	493	90
Depreciation	6,114	3,626	4,753	174
Amortization	3	22	82	1
Net change in inventories for the period	69,713	82,006	65,104	5,348
Supplies and subcontracting costs	8,641	17,991	17,737	2,701
Royalties	6,267	6,728	5,889	1,432
Freight charges	3,719	9,494	9,128	447
Equipment costs	1,000	980	732	227
Premises costs	1,485	1,925	1,387	623
Others	622	660	569	143
Total cost of revenue	108,680	134,620	114,525	13,155

Summary of Total Selling, General and Administrative Expenses Includes Expenses of Nature

Total selling, general and administrative expenses include expenses of the following nature:

	Successor	Successor	Successor	Predecessor
	For the year ended March 31, 2026	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024	For the period April 1 through June 15, 2023
	US$’000	US$’000	US$’000	US$’000
Staff expenses and wages	6,403	5,262	4,279	1,205
Contributions to defined contribution plans	622	544	428	67
Depreciation	185	497	77	217
Amortization	64	62	15	5
Legal and professional fees	2,558	2,250	2,029	259
Transportation, travel and accommodation	271	164	155	36
Other operating expenses	2,270	343	1,591	1
Total selling, general and administrative expenses	12,373	9,122	8,574	1,790